As filed with the U.S. Securities and Exchange Commission on January 8, 2013
File Nos. 333-09153 and 811-07737

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	31	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	32	[X]

THE PURISIMA FUNDS
(Exact Name of Registrant as Specified in Charter)

13100 SKYLINE BOULEVARD
WOODSIDE, CALIFORNIA 94062-4547
 (Address of Principal Executive Offices)

(415) 851-7925
(Registrant’s Telephone Number, including Area Code)

KENNETH L. FISHER
13100 Skyline Boulevard
Woodside, California 94062-4547
(Name and Address of Agent for Service)

Copy To:
David A. Hearth, Esq.
Paul Hastings LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485.
[ ]	on ( date) pursuant to Rule 485
[ ]	on (date) pursuant to Rule 485
[ ]	60 days after filing pursuant to Rule 485
[ ]	75 days after filing pursuant to Rule 485
[ ]	on (date) pursuant to Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 31 to the Registration Statement of the Purisima Funds on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 30 filed on December 28, 2012.  This PEA No. 31 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 30 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment No. 31 to the Trust’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Woodside, State of California, on the 8th day of January, 2013.

THE PURISIMA FUNDS
(Registrant)

/s/ Kenneth L. Fisher
      Kenneth L. Fisher
      President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Kenneth L. Fisher	President; (Principal Executive Officer)	January 8, 2013
Kenneth L. Fisher

/s/ Katherine Taylor	Treasurer (Principal Financial and Accounting Officer)	January 8, 2013
Katherine Taylor

/s/ Bryan F. Morse*	Trustee	January 8, 2013
Bryan F. Morse

/s/ Grover T. Wickersham*	Trustee	January 8, 2013
Grover T. Wickersham

/s/ Pierson E. Clair, III*	Trustee	January 8, 2013
Pierson E. Clair, III

/s/ Alfred D. McKelvy, Jr.*	Trustee	January 8, 2013
Alfred D. McKelvy, Jr.

/s/ Scott LeFevre*	Trustee	January 8, 2013
Scott LeFevre

* By: /s/ Kenneth L. Fisher		January 8, 2013
Kenneth L. Fisher
Attorney-in-fact pursuant to Powers of Attorney filed September 29, 1998, December 28, 2001 and December 1, 2006.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE